Net Assets - Schedule of Net Offering Price Per Share (Details) - $ / shares	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023
Common Class I | Public Stock Offering
Subsidiary, Sale of Stock [Line Items]
Net offering price per share (in dollars per share)	$ 25.00	$ 25.05	$ 25.00